IMPAIRMENT OF LONG TERM ASSETS	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment Impairment or Disposal [Abstract]
IMPAIRMENT OF LONG TERM ASSETS
8. IMPAIRMENT OF LONG TERM ASSETS

The Company recorded impairment losses on vessels of $41.6 million, nil and nil for the years ended December 31, 2012, 2011 and 2010 respectively. The Company continually monitors events and changes in circumstances that could indicate that the carrying amounts of each of its vessels may not be recoverable. During the third quarter of 2012, three VLCCs were identified as being impaired as it was believed that the undiscounted future cash flows for each vessel were less than the carrying value and, therefore, non recoverable. The loss recorded is equal to the difference between the carrying value and estimated fair value of the vessels. Two of the vessels were sold during the fourth quarter and the remaining vessel is classified as held for sale at December 31, 2012. The impairment loss in 2012 is included in discontinued operations.